Depreciation, amortization, shipping and handling expenses	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Depreciation, amortization, shipping and handling expenses
7.1	(a) Depreciation and amortization expenses

	31.12.2021	31.12.2022	31.12.2023	31.12.2023
	RMB’000	RMB’000	RMB’000	US$’000
Amortization of intangible assets	38,957	64,939	109,913	15,473
Depreciation of investment property	355	348	355	50
Depreciation of property, plant and equipment	492,826	516,276	508,726	71,615
Depreciation of right-of-use assets	41,458	43,129	46,071	6,486

	573,596	624,692	665,065	93,624

(b)  Shipping and handling expenses
Sales related shipping and handling expenses not separately billed to customers are included in the following caption:

	31.12.2021	31.12.2022	31.12.2023	31.12.2023
	RMB’000	RMB’000	RMB’000	US$’000
Cost of sales	194,022	132,117	129,954	18,294
Selling, general and administrative expenses	30,270	18,544	21,019	2,959

	224,292	150,661	150,973	21,253

Management has reclassified certain freight charges from selling, general and administrative expenses to cost of sales. The comparative figures for the full year ended December 31, 2021 and 2022 had been adjusted to conform with current year’s presentation (Note 36)
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7.2	(a) Other operating income

	31.12.2021	31.12.2022	31.12.2023	31.12.2023
	RMB’000	RMB’000	RMB’000	US$’000
Interest income	132,083	131,879	154,129	21,697
Dividend income from quoted equity securities	168	13	—	—
Gain on disposal of:
- associate	—	1,329	—	—
- property, plant and equipment	1,224	6,535	778	110
- quoted equity securities	5,416	2,291	—	—
- right-of-use assets	14,714	3,929	7,632	1,074
- a subsidiary	—	—	113,042	15,913
Recognition of net gain upon fulfillment of performance obligation relating to capitalized contract asset	—	—	11,696	1,646
Government grants	152,932	176,264	171,937	24,204
Fair value gain on quoted equity securities	138	—	—	—
Others	19,496	12,109	10,086	1,421

	326,171	334,349	469,300	66,065

7.2	(b) Other operating expenses

	31.12.2021	31.12.2022	31.12.2023	31.12.2023
	RMB’000	RMB’000	RMB’000	US$’000

Impairment loss on investment in joint venture	—	990	—	—
Impairment on property, plant and equipment	—	—	36,720	5,169
Reversal of provision for onerous contract, net	(8,810)	(4,829)	—	—
Foreign exchange loss, net	1,739	555	482	68
Written off/(write-back) of unrecoverable value-added tax	11,164	—	(11,164)	(1,572)
Others	5,889	877	900	127

	9,982	(2,407)	26,938	3,792

7.3	Finance costs

	31.12.2021	31.12.2022	31.12.2023	31.12.2023
	RMB’000	RMB’000	RMB’000	US$’000
Bank term loans	82,109	65,440	59,672	8,400
Bills and other discounting	27,864	23,922	33,946	4,779
Bank charges	4,136	4,563	4,588	646
Interest on lease liabilities (Note 17)	1,819	1,547	1,969	277

	115,928	95,472	100,175	14,102

7.4	Staff costs

	31.12.2021	31.12.2022	31.12.2023	31.12.2023
	RMB’000	RMB’000	RMB’000	US$’000
Wages and salaries	1,338,777	928,350	1,193,214	167,973
Contribution to defined contribution plans	386,551	371,458	354,014	49,836
Executive bonuses	19,355	16,500	24,200	3,407
Staff welfare	93,992	79,206	74,727	10,520
Staff severance cost	11,771	19,531	35,547	5,004
Others	4,887	3,875	3,542	499

	1,855,333	1,418,920	1,685,244	237,239